RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

Amounts due from related parties are comprised of the following amounts receivable from the sales of goods:

	At December 31,
	2013	2014
Zhejiang Yuhuan (1)	$228,305	$169,244
Jinko and its subsidiaries(2)	180,102	283,171
Total	$408,407	$452,415

Amounts due to related parties are comprised of the following amounts payable to the purchase of raw materials and others:

	At December 31,
	2013	2014
Zhejiang Yaohui (4)	$6,689,269	$3,433,772
Jinko and its subsidiaries (2)	2,302,375	135,391
Champion era enterprises limited (3)	-	4,000,000
JiashanKaiwo(5)	218,135	348
Total	$9,209,779	$7,569,511

(b) Related party transactions

During the years ended December 31, 2012, 2013 and 2014, related party transactions were as follows:

	Years ended December 31,
	2012	2013	2014
Sale of goods to Jinko and its subsidiaries(2)	59,480,575	2,884,843	2,898,698
Purchase of raw materials from Jinko and its subsidiaries (2)	85,050,423	18,344,180	90,409
Outsourced inventory to Jinko and subsidiaries(2)	2,570,365	-	-
Purchase of raw materials from Zhejiang Yaohui(4)	7,187,878	4,955,620	5,759,079
Rental payment to Zhejiang Yuhuan(1)	68,476	3,253	3,246
Rental expense to Zhejiang Yuhuan(1)	3,170	70,270	70,107
Loan from Champion era enterprises limited (3)	-	-	4,000,000
Purchase of raw materials from Jiashan Kaiwo(5)	1,208,202	211,235	-

In January 2009, Mr. Xianshou Li and his family individually or jointly provided guarantees of RMB 1,225,250,095 ($202,396,613), for short-term and long-term borrowings from various domestic banks from January 24, 2009 to January 24, 2014.

(1)	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
(2)	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)

(3)	Champion era enterprises Ltd. is controlled by Xianshou Li.
(4)	The director of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd.(“Zhejiang Yaohui”)
(5)	Jiashan Kaiwo Trading Co., Ltd. (“Jiashan Kaiwo”) is controlled by Xianshou Li.